Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements

Note 8 — Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account – US Treasury securities	$402,628,612	$—	$—	$402,628,612
Liabilities:
Derivative warrant liabilities	$17,810,630	$—	$13,172,440	$30,983,070

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in March 2021, when the Public Warrants were separately listed and traded.

Level 1 assets include investments in U.S. Treasury securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Level 3 instruments are comprised of derivative warrant liabilities measured at fair value using the BSM. The estimated fair value of the Private Placement Warrants and the Public Warrants is determined using Level 3 inputs. Inherent in the BSM are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. Any changes in these assumptions can change the valuation significantly.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	Initial Fair	March 31,	June 30,
	Value	2021	2021
Option term (in years)	5 – 5.73	5.50	5.21
Volatility	23.8% –32.0%	32.00%	28.00%
Risk-free interest rate	0.38% – 0.48%	1.04%	0.91%
Expected dividends	0.00%	0.00%	0.00%
Probability of successful initial business combination	80.0%	85.0%	95.0%

The change in the fair value of the derivative warrant liabilities for the period for the three and six months ended June 30, 2021 is summarized as follows:

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	26,443,080
Transfer of Public Warrants to a Level 1 measurement	(14,188,120)
Change in fair value of derivative warrant liabilities	2,817,980
Derivative warrant liabilities at March 31, 2021	15,072,940
Change in fair value of derivative warrant liabilities	(1,900,500)
Derivative warrant liabilities at June 30, 2021	$13,172,440

Benson Hill, Inc
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements

4. Fair Value Measurements

Assets and liabilities recorded at fair value on a recurring basis on the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows

Level 1 — Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Our financial instruments consist of cash and cash equivalents, marketable securities, accounts receivable, accounts payable, accrued liabilities, commodity derivatives, preferred stock warrant liability and notes payable. At June 30, 2021 and December 31, 2020, we had cash and cash equivalents of $12,992 and $9,743, respectively, which consisted of money market funds with maturities of less than three months. At June 30, 2021 and December 31, 2020, the carrying values of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximated fair value due to their short maturities.

The following tables provide the financial instruments measured at fair value on a recurring basis based on the fair value hierarchy:

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
U.S. treasury securities	$11,163	$—	$—	$11,163
Corporate bonds	—	18,471	—	18,471
Marketable securities	$11,163	$18,471	$—	$29,634
Liabilities
Preferred stock warrants	$—	$—	$7,960	$7,960

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
U.S. treasury securities	$76	$—	$—	$76
Corporate bonds	—	100,258	—	100,258
Marketable securities	$76	$100,258	$—	$100,334
Liabilities
Preferred stock warrants	$—	$—	$5,241	$5,241

There were no transfers of financial assets or liabilities into or out of Level 1, Level 2, or Level 3 for 2021 or 2020.

All of the Company’s derivative contracts are centrally cleared and therefore are cash-settled on a daily basis. This results in the derivative contracts having a fair value that approximates zero on a daily basis. Therefore, there are no derivative assets or liabilities included in the table above. Refer to Note 6 for further discussion.

4. Fair Value Measurements (continued)

The preferred stock warrant liability was valued based on a Monte Carlo simulation that values the warrants using a probability weighted discounted cash flow model. Generally, increases or decreases in the fair value of the underlying convertible preferred stock would result in a directionally similar impact in the fair value measurement of the associated warrant liability.

The following table summarizes the change in the Preferred stock warrant liability categorized as level 3 for the three and six months ended June 30, 2021 and 2020.

	Three Months	Six Months
	Ended	Ended
	June 30, 2021	June 30, 2021
Balance, beginning of period	$6,257	$5,241
Change in fair value	1,703	2,719
Ending balance, June 30, 2021	$7,960	$7,960

	Three Months	Six Months
	Ended	Ended
	June 30, 2020	June 30, 2020
Balance, beginning of period	$4,808	$—
Issuances	—	4,580
Change in fair value	651	879
Ending balance, June 30, 2020	$5,459	$5,459

Fair Value of Long-Term Debt

At June 30, 2021 and December 31, 2020, the fair value of the Company’s debt, including amounts classified as current, was $29,459 and $30,510, respectively. Fair values are based upon observed prices in an active market, when available, or from valuation models using market information, which fall into Level 3 in the fair value hierarchy.

4. Fair Value Measurements

Our financial instruments consist of cash and cash equivalents, accounts payable, accrued liabilities, preferred stock warrant liability and notes payable. At December 31, 2020 and 2019, we had cash equivalents of $9,743 and $2,616, respectively, which consisted of money market funds with maturities of less than three months. At December 31, 2020 and 2019, the carrying values of cash and cash equivalents, accounts payable and accrued liabilities approximated fair value due to their short maturities.

The following tables provide the financial instruments measured at fair value on a recurring basis based on the fair value hierarchy:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
U.S. treasury securities	$76	$—	$—	$76
Corporate bonds	—	100,258	—	100,258
Marketable securities	$76	$100,258	$—	$100,334
Liabilities
Preferred stock warrants	$—	$—	$5,241	$5,241

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Corporate bonds	$—	$8,315	$—	$8,315
Marketable securities	$—	$8,315	$—	$8,315
Liabilities
Preferred stock warrants	$—	$—	$—	$—

There were no transfers of financial assets or liabilities into or out of Level 1, Level 2, or Level 3 for 2020 or 2019.

The preferred stock warrant liability was valued based on a Monte Carlo simulation that values the warrants using a probability weighted discounted cash flow model. Generally, increases or decreases in the fair value of the underlying convertible preferred stock would result in a directionally similar impact in the fair value measurement of the associated warrant liability.

The following table summarizes the change in the Preferred stock warrant liability categorized as level 3.

Year Ended
December 31, 2020
Balance, beginning of period	$—
Issuances	4,580
Change in fair value	661
Ending balance	$5,241

Fair Value of Long-Term Debt

At December 31, 2020 and 2019, the fair value of the Company’s debt, including amounts classified as current, was $30,510 and $18,528, respectively. Fair values are based upon observed prices in an active market, when available, or from valuation models using market information, which fall into Level 3 in the fair value hierarchy.